Other current liabilities Narrative (Detail) - Other current liabilities narrative [member] - EUR (€) € in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Other current liabilities narrative [line items]
Contingent Consideration from Business Combinations Classified as Current	€ 450	€ 257	€ 0
Written put option payable Rapidfit current	€ 845